24 Sectorial Charges Due (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due	R$ 28,508	R$ 79,872
Energy Development Account (CDE) [Member]
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due	4,104	73,549
Global Reversal Reserve (RGR) [Member]
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due	12,068	6,323
Tariff flags [Member]
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due	R$ 12,336	R$ 0